Share capital	6 Months Ended
Jun. 30, 2026
Equity [Abstract]
Share capital

12. Share capital

As of June 30, 2026, the Company’s authorized share capital was US$50,000 divided into 50,000,000,000 ordinary shares of US$0.000001 each, comprising 49,934,912,000 Class A ordinary shares and 65,088,000 Class B ordinary shares.

On March 16, 2026, 6,040,000 Class B ordinary shares were converted into Class A ordinary shares on a one-for-one basis.

On February 27, 2026 and April 22, 2026, the Company issued 97,759 and 406,208 ADSs, representing 195,518 and 812,416 Class A ordinary shares, respectively, under the 2022 Share Incentive Plan.

As of December 31, 2025 and June 30, 2026, the Company had 57,492,108 and 64,540,042 Class A ordinary shares issued, of which 57,431,614 and 64,429,348 were outstanding, respectively, and 63,992,240 and 57,952,240 Class B ordinary shares issued and outstanding, respectively. As of December 31, 2025 and June 30, 2026, 30,247 and 55,347 ADSs, representing 60,494 and 110,694 Class A ordinary shares, were considered issued but not outstanding, respectively.